Selected Financial Data - Summary of Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 24,075	$ 23,767	$ 21,873	$ 19,340	$ 18,046
Interest expense	2,236	3,565	1,882	1,277	1,310
Net interest income	21,839	20,202	19,991	18,063	16,736
Provision for (recovery of) loan losses	2,387	(588)	90	(236)	(88)
Noninterest income	20,877	9,005	8,279	8,425	9,357
Noninterest expense	29,885	25,937	25,124	23,304	23,075
Income taxes	2,337	771	579	1,809	895
Net income	8,107	3,087	2,477	1,611	2,211
Less: Net income attributable to noncontrolling interest	(567)	(564)	(570)	(592)	(593)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 7,540	$ 2,523	$ 1,907	$ 1,019	$ 1,618
Basic	$ 1.06	$ 0.34	$ 0.26	$ 0.13	$ 0.21
Diluted	1.06	0.34	0.26	0.13	0.21
Book value	$ 6.89	$ 5.28	$ 4.66	$ 4.49	$ 4.31
Basic	7,130,772	7,343,247	7,373,919	7,575,577	7,681,987
Diluted	7,130,772	7,343,247	7,373,919	7,576,360	7,682,100
Return on average assets	1.10%	0.48%	0.40%	0.28%	0.41%
Return on average equity	15.37%	6.43%	5.57%	3.62%	4.99%
Average equity to average assets	7.14%	7.43%	7.26%	7.78%	8.29%
Assets	$ 827,770	$ 656,793	$ 632,304	$ 577,253	$ 548,230
Loans held for investment	467,741	357,950	369,970	356,871	341,829
Securities	221,072	101,952	102,136	107,201	117,889
Deposits	743,196	585,878	566,901	512,628	485,719
Borrowed funds	11,702	10,618	11,164	11,286	12,208
Shareholders’ equity	59,237	48,858	45,175	44,540	43,525
Assets	738,060	645,681	612,403	572,630	534,296
Loans held for investment	431,235	369,540	369,419	348,980	334,317
Securities	158,017	100,775	103,223	113,025	107,396
Deposits	663,188	575,480	548,296	509,352	470,921
Borrowed funds	11,380	10,956	11,284	11,679	12,898
Shareholders’ equity	$ 52,732	$ 47,993	$ 44,468	$ 44,542	$ 44,283